                                   EXCELSIOR
                           Venture Investors III, LLC



                               SEMI-ANNUAL REPORT


                                 April 30, 2002

To Our Members of Excelsior Venture Investors III, LLC:

   Enclosed please find the semi-annual report for Excelsior Venture Investors III, LLC through April 30, 2002.

   We thank you again for your support and are committed to creating value for you as an investor over the life of the Fund.

Best Regards,


                                          /s/ Douglas Lindgren
/s/ David Fann                           Douglas A. Lindgren
David I. Fann                            Chief Investment Officer and Co-Chief
                                          Executive Officer

President and Co-Chief Executive Officer

Excelsior Venture Investors III, LLC
Portfolio of Investments
April 30, 2002 (Unaudited)

                                                                      Value
  Units                                                             (Note 1)
  -----                                                            -----------
  INVESTMENT PARTNERSHIP -- 99.45%
            Excelsior Venture Partners III, LLC (Cost
  187,409   $93,704,499)................................           $92,476,971
                                                                   -----------
  INVESTMENT COMPANIES -- 0.06%
   56,940   Dreyfus Government Cash Management Fund
            Institutional Shares (Cost $56,940).........                56,940
                                                                   -----------
  Principal
   Amount
  ---------
  U.S. GOVERNMENT OBLIGATIONS -- 0.70%
            U.S. Treasury Bills, 1.65%, 05/23/02 (Cost
  $650,000  $649,345)...................................               649,345
                                                                   -----------
  TOTAL INVESTMENTS (Cost $94,410,784*)..................  100.21%  93,183,256
  OTHER ASSETS & LIABILITIES (NET).......................   (0.21)    (191,517)
                                                           ------  -----------
  NET ASSETS.............................................  100.00% $92,991,739
                                                           ======  ===========
 -------------

 * Aggregate cost for Federal tax and book purposes.


Statement of Assets and Liabilities
April 30, 2002 (Unaudited)


  ASSETS:
   Investments (Cost $94,410,784) (Note 1)........................  $93,183,256
   Cash and cash equivalents......................................          237
   Interest receivable............................................        1,002
   Prepaid Insurance..............................................        1,509
                                                                    -----------
   Total Assets...................................................   93,186,004
  LIABILITIES:
   Professional fees payable......................................      116,178
   Administration fees payable (Note 2)...........................       32,120
   Management fees payable (Note 2)...............................          120
   Board of Managers' fees payable (Note 2).......................       38,819
   Other expenses payable.........................................        7,028
                                                                    -----------
   Total Liabilities..............................................      194,265
                                                                    -----------
  NET ASSETS......................................................  $92,991,739
                                                                    ===========
  NET ASSETS CONSIST OF:
   Paid-in capital................................................  $94,640,601
   Net investment (loss)..........................................     (851,322)
   Accumulated net realized gains.................................          485
   Unrealized (depreciation) on investments.......................     (798,025)
                                                                    -----------
  Total Net Assets................................................  $92,991,739
                                                                    ===========
  Units of Membership interests outstanding (no par value, 400,000
  authorized).....................................................      189,809
                                                                    ===========
  NET ASSET VALUE PER UNIT........................................  $    489.92
                                                                    ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Operations
For the six months ended April 30, 2002 (Unaudited)

  NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
   Interest income................................................  $   627,688
   Expenses.......................................................   (1,057,676)
                                                                    -----------
   Net investment (loss) from Portfolio...........................     (429,988)
                                                                    -----------
  INVESTMENT INCOME:
   Interest income................................................       10,513
                                                                    -----------
  EXPENSES:
   Administration fees (Note 2)...................................       64,939
   Printing fees..................................................        7,438
   Board of Managers' fees (Note 2)...............................        6,818
   Professional fees .............................................        5,952
   Insurance expense..............................................        1,985
   Management fees (Note 2).......................................          241
   Miscellaneous expenses.........................................        3,080
                                                                    -----------
   Total Expenses.................................................       90,453
                                                                    -----------
   Fee Reversals (Note 3).........................................      (66,636)
                                                                    -----------
   Net Expenses...................................................       23,817
                                                                    -----------
  NET INVESTMENT (LOSS)...........................................     (443,292)
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM PORTFOLIO (Note 1):
   Net realized gain on investments...............................          485
   Net change in unrealized (depreciation) on investments.........      (46,242)
                                                                    -----------
  NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $  (489,049)
                                                                    ===========

 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Changes in Net Assets

                                                                  April 6, 2001
                                                                  (Commencement
                                                                       of
                                                 Six Months Ended  Operations)
                                                  April 30, 2002   to October
                                                   (Unaudited)      31, 2001
                                                 ---------------- -------------
  OPERATIONS:
   Net investment (loss)......................     $  (443,292)    $  (121,790)
   Net realized gain on investments...........             485             --
   Net change in unrealized (depreciation) on
   investments................................         (46,242)       (751,783)
                                                   -----------     -----------
   Net (decrease) in net assets resulting from
   operations.................................        (489,049)       (873,573)
                                                   -----------     -----------
  TRANSACTIONS IN UNITS OF MEMBERSHIP
  INTEREST:
   Proceeds from units sold, net of offering
   costs......................................             --       94,530,601
  DISTRIBUTIONS TO SHAREHOLDERS:
   In excess of net investment income.........             --         (286,240)
                                                   -----------     -----------
   Total distributions........................             --         (286,240)
                                                   -----------     -----------
  Net Increase (Decrease) in Net Assets.......        (489,049)     93,370,788
                                                   -----------     -----------
  NET ASSETS:
   Beginning of period........................      93,480,788         110,000
   End of period..............................     $92,991,739     $93,480,788
                                                   ===========     ===========
  Membership Interest Transactions:
   Units issued...............................             --          189,809
                                                   -----------     -----------
  Net Increase in Units Outstanding...........             --          189,809
                                                   ===========     ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Cash Flows
For the six months ended April 30, 2002 (Unaudited)

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net (Decrease) in Net Assets Resulting from Operations........... $(489,049)
  Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash used in operating activities:
   Unrealized depreciation on investment in Excelsior Venture
   Partners III, LLC................................................   475,745
   Net decrease in short term investments...........................   146,924
   Decrease in prepaid insurance....................................     1,985
   Increase in interest receivable..................................    (1,002)
   Decrease in expenses payable.....................................  (136,965)
                                                                     ---------
    Net cash used in operating activities...........................    (2,362)
                                                                     ---------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from units sold, net of offering costs..................       --
   Distribution to shareholders.....................................       --
                                                                     ---------
    Net cash provided by financing activities.......................       --
                                                                     ---------
    Net change in cash..............................................    (2,362)
     Cash and cash equivalents at beginning of period...............     2,599
                                                                     ---------
     Cash and cash equivalents at end of period..................... $     237
                                                                     =========
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
    Cash paid during the period for interest........................ $     --
                                                                     =========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Financial Highlights

                                                                   April 6, 2001
                                                                   (Commencement
                                                                        of
                                                  Six Months Ended  Operations)
                                                   April 30, 2002   to October
                                                    (Unaudited)      31, 2001
                                                  ---------------- -------------
  Per Share Operating Performance:(1)
  NET ASSET VALUE, BEGINNING OF PERIOD..........      $492.50         $500.00
   Deduction of offering costs from
   contributions................................        (0.00)          (1.39)
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment (loss)........................        (2.34)          (0.64)
   Net realized and unrealized (loss) on
   investment transactions......................        (0.24)          (3.96)
                                                      -------         -------
   Total from investment operations.............        (2.58)          (4.60)
                                                      -------         -------
  DISTRIBUTIONS:
   In excess of net investment income...........        (0.00)          (1.51)
                                                      -------         -------
   Total Distributions..........................        (0.00)          (1.51)
                                                      -------         -------
  NET ASSET VALUE, END OF PERIOD................      $489.92         $492.50
                                                      =======         =======
  TOTAL NET ASSET VALUE RETURN(3)...............        (0.52)%         (0.92)%
                                                      =======         =======
  RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)..............      $92,992         $93,481
   Ratios to average net assets:(2)
   Gross expenses...............................         2.46%           0.47%
   Net expenses.................................         2.32%           0.47%
   Net investment (loss)........................        (0.95)%         (0.13)%
   Turnover(3)..................................         0.00%           0.00%

(1) Selected data for a unit of membership interest outstanding throughout the period
(2) Annualized
(3) Non-annualized

 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

                     EXCELSIOR VENTURE INVESTORS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                                April 30, 2002
                                  (Unaudited)

Note 1 -- Significant Accounting Policies

   Excelsior Venture Investors III, LLC (the "Fund") is a non-diversified, closed end management investment company which has registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. As of April 30, 2002 the Fund sold 189,809 units via a public offering which closed on May 11, 2001.

   The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the "Portfolio"), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company, or "BDC", under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

   Certain costs incurred in connection with the initial offering of units of the Fund totaled $263,899 for the period ended October 31, 2001. Each member's share of these costs was deducted from his, her or its initial capital contribution. As of April 30, 2002, the Fund sold 189,809 units.

   The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  A. Investment Valuation:

     The valuation of the Fund's assets is dependent on the valuation of the Portfolio's investment securities. Because the Fund invests its assets in interests in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). As of April 30, 2002 the market value of the Fund's investment in the Portfolio was $92,476,971 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

     The Fund's interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two, two-year extensions) from the final subscription closing (May 11,
  2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio expects to make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

  B. Security transactions and investment income:

     Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  C. Distributions:

     The Fund will distribute all cash that the Fund's Investment Adviser does not expect to use in the operation of the Fund. Due to the nature of the Portfolio's investments, investors should not expect distributions of cash or property during the first several years of the Fund's operations.

  D. Income Taxes:

     Currently, under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, State and Local income tax purposes. By reason of this treatment the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

     The Fund bears all costs of its operations.

  E. Other

     The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents.

     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations for the six months ended April 30, 2002 reflects separately the Fund's allocations of interest income, operating expenses, realized gains and change in unrealized depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per share operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed in the Guide, the financial highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform with the Guide's new requirements.

Note 2 -- Investment Advisory Fee and Related Party Transactions

   U.S. Trust Company serves as Investment Adviser to both the Fund and the Portfolio pursuant to separate Investment Advisory Agreements with the Fund and the Portfolio. United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. serve as Investment Sub-Advisers to the Portfolio pursuant to Investment Sub-Advisory Agreements with the Investment Adviser and the Portfolio. U.S. Trust Company, N.A. serves as Investment Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement with the Investment Adviser and the Fund. U.S. Trust Company will be responsible for investing assets not invested in the Portfolio. In return for its services and expenses which U.S. Trust Company assumes under the Investment Advisory Agreement, the Fund will pay U.S. Trust Company an advisory fee equal to an annual rate equal of 0.1% of the Fund's average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio's final subscription closing date, the Portfolio will pay U.S. Trust Company a management fee at an annual rate equal to 2.00% of the Portfolio's average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company pays investment management fees to U.S. Trust NY and U.S. Trust Company, N.A. for services provided to the Portfolio, and pays investment management fees to U.S. Trust Company, N.A. for services provided to the Fund.

   In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio's Direct Investments. The Incentive Carried

Interest is an amount equal to 20% of the cumulative realized capital gains on all Direct Investments, determined net of cumulative realized capital losses and current net unrealized depreciation on all of the Portfolio's investments and cumulative net expenses of the Portfolio. Direct Investments means the Portfolio's investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year.

   On December 20, 2001, the Board of Managers approved an Investment Sub-Advisory Agreement, substantially similar to those currently in effect, among the Portfolio, U.S. Trust Company and U.S. Trust Company, N.A. Prior to December 21, 2001, the effective date of the Agreement, U.S. Trust NY served as the sole Investment Sub-Adviser to the Portfolio. Also on December 20, 2001, the Board of Managers approved an Investment Sub-Advisory Agreement among the Fund, U.S. Trust Company and U.S. Trust Company, N.A.

   U.S Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a state-chartered bank and trust company and a member of the Federal Reserve System. U.S. Trust Company N.A. is a nationally chartered bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund's custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund's asset based fee.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Fund's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received from its offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

   Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

Note 3 -- Organizational and Professional Fees

   Estimated organizational fees of $85,396 were expensed in the fiscal period ended October 31, 2001. Certain organizational expenses totaling $46,192 that were anticipated were ultimately never incurred. As a result, the Fund is reversing $46,192 of organizational expense. Also, non-organizational professional expenses of approximately $20,000 that were anticipated and expensed in the fiscal period ended October 31, 2001 were ultimately never incurred. As a result, the Fund is also reversing these expenses in the current period.

Note 4 -- Investments in Excelsior Venture Partners III, LLC

   As of April 30, 2002, the Fund's interest in the following companies through its investment in the Portfolio represented 5% or more of the total net assets:

                                                   Percentage
                                                   of Fund's
     Portfolio Investments             Fair Value  Net Assets
     ---------------------             ----------- ----------
U.S. Government Obligations
 U. S. Treasury Bills, 1.65%, 05/23/02 $52,638,156   56.61%

Excelsior Venture Partners III, LLC
Portfolio of Investments
April 30, 2002 (Unaudited)

   Principal                                         Acquisition      Value
    Amount                                             Date ##       (Note 1)
   ---------                                        -------------  ------------
  U.S. GOVERNMENT OBLIGATIONS -- 56.92%
              U.S. Treasury Bills, 1.65%,
  $83,000,000 05/23/02 (Cost $82,916,562)........                  $ 82,916,562
                                                                   ------------
    Shares
    ------
  PRIVATE COMPANIES **, #, @ -- 37.00%
                 Adeza Biomedical Corp., Series 5
      647,948 Preferred..........................           09/01     3,000,000
                    Ancile Pharmaceuticals, Inc.,
    2,419,355 Series D Preferred.................           11/01     3,000,000
                         Cenquest, Inc., Series 1
   44,247,788 Preferred..........................           07/01     1,999,995
    2,333,333 Ethertronics, Inc., Series B.......           06/01     3,500,000
                         Genoptix, Inc., Series B
    1,879,699 Preferred..........................           12/01     2,500,000
                     LightConnect, Inc., Series B
    4,330,504 Preferred..........................           07/01     5,000,000
                     LogicLibrary, Inc., Series A
    4,374,256 Preferred..........................           01/02     2,000,000
              Midas Vision Systems, Inc., Series
   15,739,638 C Preferred........................           12/01     4,000,000
              Monterey Design Systems, Inc.,
    7,089,552 Series 1 Preferred.................           12/01     4,750,000
                       NanoOpto Corp., Series A-1
      956,234 Preferred..........................   10/01 - 03/02     2,231,212
              Netlogic Microsystems, Inc., Series
    1,538,461 D Preferred........................           08/01     5,000,000
    5,333,333 OpVista, Inc., Series B Preferred..           07/01     4,000,000
      517,260 Senomyx, Inc., Series E Preferred..           11/01     1,500,000
               Silverback Systems, Inc., Series B
    2,211,898 Preferred..........................           02/02     1,415,615
                   Tensys Medical, Inc., Series C
    4,166,667 Preferred..........................           03/02     5,000,000
                Virtual Silicon Technology, Inc.,
    3,096,551 Series C Preferred.................           12/01     5,000,000
                                                                   ------------
                 TOTAL -- PRIVATE COMPANIES (Cost
              $53,896,827).......................                    53,896,822
                                                                   ------------
  PRIVATE INVESTMENT FUNDS **, # -- 0.69%
              Advanced Technology Ventures VII,
              LP.................................   08/01 - 03/02       189,460
              CHL Medical Partners II, LP........   01/02 - 03/02       100,491
              Morgenthaler Partners VII, LP......   07/01 - 04/02       429,887
              Prospect Ventures Partners II, LP..   06/01 - 04/02       286,459
                                                                   ------------
                TOTAL -- PRIVATE INVESTMENT FUNDS
              (Cost $1,145,429)..................                     1,006,297
                                                                   ------------
  INVESTMENT COMPANIES -- 4.14%
    6,036,204 Dreyfus Government Cash Management
              Fund Institutional Shares
              (Cost $6,036,204)..................                     6,036,204
                                                                   ------------
  TOTAL INVESTMENTS (Cost $143,995,022*)..........          98.75%  143,855,885
  OTHER ASSETS & LIABILITIES (NET)................           1.25     1,815,512
                                                    -------------  ------------
  NET ASSETS......................................         100.00% $145,671,397
                                                    =============  ============
 -------------

  * Aggregate cost for Federal tax and book purposes.
 ** Restricted as to public resale. Acquired between June 1, 2001 and April
    30, 2002. Total cost of restricted securities at April 30, 2002 aggregated $55,042,256. Total market value of restricted securities owned at April 30, 2002 was $54,903,119 or 37.69% of net assets.
 # Non-income producing securities.
 ## Required disclosure for restricted securities.
 @ At April 30, 2002, the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total market value of affiliated securities owned at April 30, 2002 was $53,896,822.


     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)

  ASSETS:
   Investments, at market value (Cost $143,995,022) (Note 1).....  $143,855,885
   Cash and cash equivalents.....................................     2,700,000
   Interest receivable...........................................         4,447
   Prepaid Insurance.............................................        30,291
                                                                   ------------
   Total Assets..................................................   146,590,623
  LIABILITIES:
   Management fees payable (Note 2)..............................       712,339
   Professional fees payable.....................................       106,036
   Administration fees payable (Note 2)..........................        51,432
   Board of Managers' fees payable (Note 2)......................        29,753
   Other expenses payable........................................        19,666
                                                                   ------------
   Total Liabilities.............................................       919,226
                                                                   ------------
  NET ASSETS.....................................................  $145,671,397
                                                                   ============
  NET ASSETS CONSISTS OF:
   Paid-in capital...............................................  $146,136,782
   Accumulated net investment (loss).............................      (333,611)
   Accumulated net realized gain on investments..................         7,363
   Unrealized (depreciation) on investments......................      (139,137)
                                                                   ------------
  Total Net Assets...............................................  $145,671,397
                                                                   ============
  Units of Membership Interests Outstanding (Unlimited number of
  no par value units authorized).................................       295,210
                                                                   ============
  NET ASSET VALUE PER UNIT.......................................  $     493.45
                                                                   ============


     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Operations
For the six months ended April 30, 2002 (Unaudited)

  INVESTMENT INCOME:
   Interest income.................................................  $  988,746
                                                                     ----------
  EXPENSES:
   Management fees (Note 2)........................................   1,450,460
   Professional fees...............................................     142,464
   Administration fees (Note 2)....................................      80,148
   Board of Managers' fees (Note 2)................................      52,753
   Insurance fees..................................................      12,779
   Custodian fees..................................................       8,926
   Miscellaneous fees..............................................      12,399
                                                                     ----------
   Total Expenses..................................................   1,759,929
   Fee reversal (Note 4)...........................................     (93,880)
                                                                     ----------
   Net Expenses....................................................   1,666,049
                                                                     ----------
  NET INVESTMENT (LOSS)............................................    (677,303)
                                                                     ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (Note 1)
   Net realized gain on investments................................         764
   Net change in unrealized (depreciation) on investments..........     (72,842)
                                                                     ----------
  NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS................     (72,078)
                                                                     ----------
  NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........  $ (749,381)
                                                                     ==========


     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Changes in Net Assets

                                                               April 5, 2001
                                             Six Months Ended (Commencement of
                                              April 30, 2002   Operations) to
                                               (Unaudited)    October 31, 2001
                                             ---------------- ----------------
  OPERATIONS:
   Net investment income (loss)............    $   (677,303)    $    830,843
   Net realized gain on investments........             764            6,599
   Net change in unrealized (depreciation)
   on investments..........................         (72,842)         (66,295)
                                               ------------     ------------
    Net increase (decrease) in net assets
    resulting from operations..............        (749,381)        771, 147
                                               ------------     ------------
  TRANSACTIONS IN UNITS OF MEMBERSHIP
  INTEREST:
   Proceeds from units sold, net of
   offering costs..........................             --       146,136,282
                                               ------------     ------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................             --          (487,151)
                                               ------------     ------------
    Total distributions....................             --          (487,151)
                                               ------------     ------------
  Net Increase (Decrease) in Net Assets....        (749,381)     146,420,278
                                               ------------     ------------
  NET ASSETS:
   Beginning of period.....................     146,420,778              500
   End of period...........................    $145,671,397     $146,420,778
                                               ============     ============
  Membership Interest Transactions:
   Units issued............................             --           295,210
                                               ------------     ------------
  Net Increase in Units Outstanding........             --           295,210
                                               ============     ============


     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Cash Flows
For the six months ended April 30, 2002 (Unaudited)

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net (Decrease) in Net Assets Resulting from Operations........  $   (749,381)
  Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash used in operating activities:
   Change in unrealized depreciation on investments..............        72,842
   Net change in short-term investments..........................    25,824,595
   Purchase of investments.......................................   (30,076,827)
   Increase in interest receivable...............................        (4,447)
   Decrease in receivable due from distributor...................        50,000
   Decrease in prepaid insurance.................................        12,779
   Decrease in expenses payable..................................      (862,683)
                                                                   ------------
    Net cash used in operating activities........................    (5,733,122)
                                                                   ------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from units sold, net of offering costs...............           --
   Distribution to shareholders..................................           --
                                                                   ------------
    Net cash provided by financing activities....................           --
                                                                   ------------
    Net change in cash...........................................    (5,733,122)
     Cash and cash equivalents at beginning of period............     8,433,122
                                                                   ------------
     Cash and cash equivalents at end of period..................  $  2,700,000
                                                                   ============
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
    Cash paid during the period for interest.....................  $        --
                                                                   ============


     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Financial Highlights

                                                                 April 5, 2001
                                               Six Months Ended (Commencement of
                                                April 30, 2002   Operations) to
                                                 (Unaudited)    October 31, 2001
                                               ---------------- ----------------
  Per Share Operating Performance:(1)
  NET ASSET VALUE, BEGINNING OF PERIOD.......      $ 495.99         $ 500.00
   Deduction of offering costs from
   contributions.............................         (0.00)           (4.97)
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)..............         (2.29)            2.81
   Net realized and unrealized (loss) on
   investment transactions...................         (0.25)           (0.20)
                                                   --------         --------
   Total from investment operations..........         (2.54)            2.61
                                                   --------         --------
  DISTRIBUTIONS:
   Net investment income.....................         (0.00)           (1.65)
                                                   --------         --------
   Total Distributions.......................         (0.00)           (1.65)
                                                   --------         --------
  NET ASSET VALUE, END OF PERIOD.............      $ 493.45         $ 495.99
                                                   ========         ========
  TOTAL NET ASSET VALUE RETURN(3)............         (0.51)%           0.52%
                                                   ========         ========
  RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)...........      $145,671         $146,421
   Ratios to average net assets:(2)
   Gross expenses............................          2.41%            1.35%
   Net expenses..............................          2.28%            1.32%
   Net investment income (loss)..............         (0.93)%           0.58%
   Turnover(3)...............................          0.00%            0.00%

(1) Selected data for a unit of membership interest outstanding throughout the period
(2) Annualized
(3) Non-annualized

     Notes to Financial Statements are an integral part of this Statement.

                      EXCELSIOR VENTURE PARTNERS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                                April 30, 2002
                                  (Unaudited)

Note 1 -- Significant Accounting Policies

   Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or "BDC" under the Investment Company Act of 1940, as amended. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. As of April 30, 2002 the Company sold 295,210 units via a public offering which closed on May 11, 2001. The duration of the Company is ten years (subject to two, two-year extensions) from the final subscription closing, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members as soon as is practicable.

   Certain costs incurred in connection with the initial offering of units totaled $1,468,218. Each member's share of these costs was deducted from his, her or its initial capital contribution.

   The following is a summary of the Company's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  A. Investment Valuation:

     The Company values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost.

     The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

     At April 30, 2002, market quotations were not readily available for securities valued at $54,903,119. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

  B. Security transactions and investment income:

     Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  C. Income taxes:

     Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for Federal, State and Local income tax purposes. By reason of this treatment the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

  D. Distributions:

     The Company will distribute all cash that the Investment Adviser does not expect to use in the operation of the Company. Due to the nature of the Company's investments, investors should not expect distributions of cash or property during the first several years of the Company's operations.

  E. Other:

     The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

     In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Company adopted the provisions of the Guide as required on November 1, 2001. The adoption of the Guide did not have a significant effect on the Company's financial statements.

Note 2 -- Investment Advisory Fee and Related Party Transactions

   U.S. Trust Company serves as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. serve as Investment Sub-Advisers to the Company pursuant to Investment Sub-Advisory Agreements with U.S. Trust Company and the Company. In return for its services and expenses which U.S. Trust Company assumes under the Investment Advisory Agreement, the Company will pay U.S. Trust Company, on a quarterly basis, a management fee at an annual rate equal to 2.00% of the Company's average quarterly net assets through the fifth anniversary of the first closing date and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company pays investment management fees to U.S. Trust NY and U.S. Trust Company, N.A.

   In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company's cumulative realized capital gains on Direct Investments, net of cumulative realized capital losses and current net unrealized capital depreciation on all of the Company's investments and cumulative net expenses of the Company. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year.

   On December 20, 2001, the Board of Managers approved an Investment Sub-Advisory Agreement, substantially similar to those currently in effect, among the Company, U.S. Trust Company and U.S. Trust Company, N.A. Prior to December 21, 2001, the effective date of the Agreement, U.S. Trust NY served as the sole Investment Sub-Adviser to the Company.

   U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System. U.S. Trust Company, N.A. is a nationally chartered bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company's custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Company's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received from its offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from its offering.

   Each member of the Board of Managers receives $7,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Company receives any compensation from the Company.

   As of April 30, 2002, Excelsior Venture Investors III, LLC had an investment in the Company of $92,476,971. This represents an ownership interest of 63.48% in the Company.

Note 3 -- Purchases and Sales of Securities:

   Excluding short-term investments, the Company had $30,076,827 in purchases and $0 in sales of securities for the six-month period ended April 30, 2002.

Note 4 -- Organization Fees

   The Company originally estimated organization fees totaling $154,976, which were expensed in the fiscal period ended October 31, 2001. As a result of the Company's final closing held on May 11, 2001, the Company was reimbursed for $50,000 in organizational expenses from the Distributor. Certain organizational expenses totaling $93,880 that were anticipated were ultimately never incurred. As a result, the Company is reversing $93,880 of organizational expense, as reflected in the Statement of Operations.

Note 5 -- Commitments

   As of April 30, 2002, the Company has outstanding investment commitments totaling $9,854,571.

Note 6 -- Transactions with Affiliated Companies

   An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities. The Company did not receive dividend or interest income from affiliated companies during the six-month period ended April 30, 2002. Transactions with companies which are or were affiliates are as follows:

                                            Sale/Merger  Realized     Value
Affiliate                         Purchases  Proceeds   Gain (Loss)  (Note 1)
---------                         --------- ----------- ----------- ----------
NanoOpto Corporation, Series A-1
 Preferred....................... $231,212      --          --      $2,231,212
                                  --------      ---         ---     ----------
Total............................ $231,212      --          --      $2,231,212
                                  ========      ===         ===     ==========